INVENTORIES (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Raw material and in-process inventory obsolescence reserve		$ 2,897,000	$ 972,000
Sales Forecast [Member]
Inventory which may not be sold during the next twelve months	$ 12,100,000